Trade Receivables	12 Months Ended
Dec. 31, 2017
Trade Receivables
Trade Receivables

3. Trade receivables

The trade receivables are mainly attributable to the sale of Ameluz®, the BF-RhodoLED® PDT lamp and the medical cosmetic product Belixos®, as well as receivable due from Maruho arising from revenues from development projects. It is expected that all trade receivables will be settled within twelve months of the balance sheet date. Value adjustments for doubtful receivables have not been applied since no receivables existed that were overdue as of 31 December 2017. For 31 December 2016, no value adjustments were recognized (2015: EUR 20 thousand).